UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Series Floating Rate High Income

Fund

Fidelity Series Floating Rate High Income Fund

Class F

Semiannual Report

March 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Floating Rate High Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Series Floating Rate High Income	.72%
Actual		$ 1,000.00	$ 1,006.50	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Class F	.62%
Actual		$ 1,000.00	$ 1,007.00	$ 3.10
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	1.9	1.7
Kronos, Inc.	1.7	1.6
First Data Corp.	1.6	1.8
Caesars Growth Properties Holdings, LLC	1.6	1.4
Fortescue Metals Group Ltd.	1.4	1.5
	8.2
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.3	9.9
Utilities	7.9	7.1
Energy	7.4	8.2
Gaming	7.3	9.1
Telecommunications	6.1	6.5
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
BBB 2.6%	BBB 2.4%
BB 28.0%	BB 23.9%
B 51.6%	B 53.3%
CCC,CC,C 7.0%	CCC,CC,C 7.8%
Not Rated 3.9%	Not Rated 6.6%
Equities 1.1%	Equities 1.3%
Short-Term Investments and Net Other Assets 5.8%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015*		As of September 30, 2014**
	Bank Loan Obligations 91.4%		Bank Loan Obligations 92.0%
	Nonconvertible Bonds 1.7%		Nonconvertible Bonds 2.0%
	Common Stocks 1.1%		Common Stocks 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 5.8%		Short-Term Investments and Net Other Assets (Liabilities) 4.7%
* Foreign investments	10.9%	** Foreign investments	11.2%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 91.4%
	Principal Amount	Value
Aerospace - 0.5%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	$ 2,624,329	$ 2,624,329
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	1,994,975	1,992,481
		4,616,810
Air Transportation - 0.4%
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (e)	3,197,500	3,189,506
Automotive - 0.1%
American Tire Distributors, Inc. Tranche B, term loan 5.25% 10/1/21 (e)	440,000	441,672
Automotive & Auto Parts - 1.3%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	2,970,000	2,962,575
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (e)	1,492,500	1,479,441
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	2,654,790	2,538,643
Tranche 2LN, term loan 10% 11/27/21 (e)	1,425,000	1,293,188
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	995,000	991,269
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	2,199,062	2,193,564
		11,458,680
Broadcasting - 1.2%
Clear Channel Communications, Inc. Tranche D, term loan 6.928% 1/30/19 (e)	4,330,000	4,124,325
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	1,995,000	1,995,000
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	4,487,212	4,481,603
		10,600,928
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	2,234,635	2,231,842
GYP Holdings III Corp. Tranche 2LN, term loan 7.75% 4/1/22 (e)	2,580,000	2,521,950
Headwaters, Inc. Tranche B, term loan 4.5% 3/24/22 (e)	1,220,000	1,224,575
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Building Materials - continued
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (e)	$ 1,946,578	$ 1,934,412
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	643,500	638,674
		8,551,453
Cable/Satellite TV - 2.8%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	3,887,754	3,892,614
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	5,875,152	5,860,464
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (e)	1,380,000	1,362,750
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	2,759,637	2,766,537
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	2,387,463	2,393,431
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	1,600,000	1,590,000
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	1,894,475	1,903,947
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	1,664,043	1,653,726
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	1,072,340	1,065,692
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	1,763,617	1,752,683
		24,241,844
Capital Goods - 0.3%
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (e)	1,700,738	1,709,241
SRAM LLC. Tranche B, term loan 4.0127% 4/10/20 (e)	366,720	365,803
		2,075,044
Chemicals - 2.4%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	610,000	601,613
Tranche B 1LN, term loan 4.5183% 6/12/21 (e)	865,040	865,040
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	1,000,000	980,000
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	1,171,106	1,165,250
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (e)	2,902,725	2,909,982
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (e)	1,000,000	1,000,000
Tranche B 1LN, term loan 6% 12/5/21 (e)	2,500,000	2,528,125
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Chemicals - continued
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (e)	$ 2,820,247	$ 2,844,924
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (e)	2,992,500	3,011,203
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	3,610,950	3,610,950
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	1,546,406	1,538,674
		21,055,761
Consumer Products - 1.6%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	2,447,576	2,349,673
Hercules Achievement, Inc. Tranche B, term loan 6% 12/11/21 (e)	2,992,500	3,029,906
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	1,934,612	1,939,448
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	3,533,082	3,374,093
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	3,083,570	3,072,007
		13,765,127
Containers - 1.8%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (e)	888,582	888,769
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	3,059,088	3,066,735
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	2,713,791	2,707,007
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (e)	2,272,825	2,289,871
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	2,364,227	2,352,406
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (e)	3,070,289	3,085,640
Tricorbraun, Inc. Tranche B, term loan 4.0099% 5/3/18 (e)	1,452,250	1,446,804
		15,837,232
Diversified Financial Services - 2.4%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	2,160,000	2,170,800
Aruba Investments, Inc. Tranche B, term loan 5.25% 2/2/22 (e)	1,965,000	1,987,106
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	2,105,000	2,110,263
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	$ 1,680,000	$ 1,589,700
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	2,046,577	2,046,577
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	1,310,604	1,290,945
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	3,000,000	2,970,000
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	3,205,000	3,196,988
Sheridan Investment Partners I, LLC Tranche B, term loan 4.25% 10/1/18 (e)	1,428,980	1,325,379
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	2,218,196	2,220,968
		20,908,726
Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	3,448,807	3,444,496
Energy - 6.8%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	2,507,607	2,482,531
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	960,620	964,222
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	2,500,000	2,300,000
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (e)	1,246,875	1,240,641
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	1,904,304	1,794,807
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	1,492,500	1,249,969
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	1,259,967	1,264,692
Tranche C, term loan 5.25% 3/14/21 (e)	88,793	89,126
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (e)	1,765,000	1,759,264
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,125,000	1,122,188
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	2,833,333	2,734,167
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	1,389,041	1,395,987
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	2,985,000	2,540,981
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	9,575,000	6,989,750
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	1,943,306	1,807,274
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	$ 1,916,878	$ 1,380,152
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	1,328,989	1,282,474
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	1,372,799	858,000
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	1,391,232	1,154,723
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	2,622,647	2,602,977
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	1,450,000	1,404,688
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	1,977,463	1,569,611
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	3,283,119	2,872,729
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	4,231,266	3,924,499
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	456,706	399,617
Tranche M, term loan 4.25% 12/16/20 (e)	170,326	149,035
Targa Resources Corp. term loan 5.75% 2/27/22 (e)	1,688,372	1,694,788
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (e)	3,000,000	3,011,250
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (e)	3,546,113	3,590,439
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	2,734,200	1,544,823
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	1,530,600	1,519,121
		58,694,525
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	945,000	942,638
Regal Cinemas Corp. Tranche B, term loan 3.75% 3/27/22 (e)	890,000	888,888
		1,831,526
Environmental - 1.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	3,847,149	3,815,891
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	2,461,307	2,455,153
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	2,360,411	2,171,578
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	545,000	547,725
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Environmental - continued
The Brickman Group, Ltd.: - continued
Tranche B 1LN, term loan 4% 12/18/20 (e)	$ 3,537,823	$ 3,520,134
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	1,639,250	1,639,250
		14,149,731
Food & Drug Retail - 4.0%
Albertson's LLC:
Tranche B 3LN, term loan 5% 8/25/19 (e)	3,000,000	3,026,250
Tranche B 4LN, term loan 5.5% 8/25/21 (e)	13,165,000	13,263,738
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	2,717,469	2,697,088
GOBP Holdings, Inc. Tranche B 1LN, term loan 5.75% 10/21/21 (e)	2,992,500	3,007,463
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	4,892,652	4,892,652
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	1,592,370	1,595,857
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (e)	4,235,715	4,256,894
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	1,940,489	1,945,341
		34,685,283
Food/Beverage/Tobacco - 3.6%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,715,000	1,723,575
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (e)	1,000,000	1,007,500
Tranche B 1LN, term loan 5.75% 11/13/21 (e)	4,924,051	4,948,671
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	2,940,113	2,932,763
Flavors Holdings, Inc. Tranche B 1LN, term loan 6.75% 4/3/20 (e)	1,715,506	1,659,752
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (e)	9,688,883	9,700,994
Post Holdings, Inc.:
Tranche B, term loan 6/6/21 (g)	1,215,000	1,215,000
Tranche B, term loan 3.75% 6/2/21 (e)	1,667,400	1,671,569
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (e)	4,585,000	4,539,150
Tranche B 1LN, term loan 4.5% 6/30/21 (e)	1,781,050	1,781,050
		31,180,024
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Gaming - 7.3%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	$ 4,884,615	$ 4,908,013
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	8,807,746	8,323,320
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	15,390,077	13,697,155
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (e)	1,377,128	1,380,571
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	1,625,116	1,633,242
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	3,248,741	2,566,506
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	3,410,986	3,428,041
5.5% 11/21/19 (e)	1,461,851	1,469,161
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	4,422,518	4,411,461
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	1,895,975	1,878,987
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/1/21 (e)	9,975,000	10,012,905
Tranche B, term loan 6% 10/18/20 (e)	1,563,128	1,569,068
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	6,006,303	6,029,127
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	2,069,592	2,051,483
		63,359,040
Healthcare - 5.8%
Acadia Healthcare Co., Inc. Tranche B, term loan 4.25% 2/11/22 (e)	638,400	644,018
Auris Luxembourg III S.a.r.l. Tranche B, term loan 5.5% 12/18/21 (e)	2,575,000	2,603,969
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	6,763,423	6,797,241
Tranche F, term loan 3.428% 12/31/18 (e)	1,000,000	999,690
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (e)	3,000,000	2,977,500
Tranche B 1LN, term loan 4.5% 4/23/21 (e)	2,977,500	2,970,056
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	4,316,871	4,354,643
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (e)	1,716,346	1,746,382
Grifols, S.A. Tranche B, term loan 3.178% 2/27/21 (e)	483,835	483,230
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Healthcare - continued
HCA Holdings, Inc. Tranche B 5LN, term loan 2.928% 3/31/17 (e)	$ 4,811,328	$ 4,817,583
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	4,569,534	4,272,515
INC Research LLC Tranche B, term loan 4.5% 11/13/21 (e)	1,995,000	1,999,988
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (e)	907,714	910,845
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	1,240,613	1,249,917
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	1,458,553	1,454,906
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (e)	1,994,975	1,984,382
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,120,000	1,115,800
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	3,809,933	3,781,358
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	463,289	464,447
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	708,225	708,225
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	1,517,000	1,532,170
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	1,740,426	1,744,777
		49,613,642
Homebuilders/Real Estate - 1.5%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (e)	2,000,000	2,015,000
Tranche B 1LN, term loan 5.5% 11/4/21 (e)	4,987,500	5,012,438
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	83,343	82,510
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	5,867,343	5,867,343
		12,977,291
Hotels - 2.5%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (e)	2,273,097	2,264,573
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	1,810,000	1,819,050
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	2,073,313	2,070,722
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	6,788,064	6,796,550
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	5,274,838	5,288,025
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Hotels - continued
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	$ 2,318,928	$ 2,321,826
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (e)	1,047,088	1,054,941
		21,615,687
Leisure - 2.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	1,592,963	1,584,998
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	2,150,000	2,171,500
Tranche B 1LN, term loan 5% 2/1/20 (e)	2,377,038	2,382,980
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	673,313	680,046
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (e)	2,742,200	2,742,200
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (e)	2,646,252	2,626,405
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	6,150,110	5,150,717
		17,338,846
Metals/Mining - 3.4%
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (e)	515,000	511,138
Tranche B 1LN, term loan 4.75% 5/20/21 (e)	1,488,750	1,477,584
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	1,282,051	1,121,795
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	1,870,000	1,729,750
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	2,599,484	2,601,642
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	13,240,267	12,015,542
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	2,493,547	2,459,261
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	1,000,000	830,000
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	3,076,936	2,769,242
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	5,825,000	3,524,125
		29,040,079
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (e)	809,307	805,260
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Publishing/Printing - 1.5%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	$ 2,023,297	$ 2,028,355
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	6,174,076	5,217,095
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	863,375	860,137
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	2,832,865	2,847,030
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 8/14/20 (g)	2,000,000	2,002,500
		12,955,117
Restaurants - 0.7%
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (e)	2,973,511	3,006,963
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	1,429,991	1,431,778
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	1,651,700	1,666,152
		6,104,893
Services - 4.2%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	1,597,989	1,584,007
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	4,975,000	2,985,000
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	4,350,925	4,334,609
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (e)	2,992,500	3,014,944
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (e)	1,060,000	1,060,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	10,368,974	9,746,835
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	4,450,038	4,405,537
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	3,972,525	3,967,559
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (e)	1,851,300	1,855,928
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (e)	245,000	244,388
Tranche B 1LN, term loan 5.5% 3/18/21 (e)	740,000	740,000
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Services - continued
The ServiceMaster Co. Tranche B, term loan:
4.25% 7/1/21 (e)	$ 1,930,150	$ 1,930,150
4.25% 7/1/21 (e)	500,000	500,000
		36,368,957
Steel - 0.5%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5031% 8/16/19 (e)	3,980,000	3,800,900
Super Retail - 3.9%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	1,637,998	1,642,093
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	850,219	848,094
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	965,000	962,588
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	2,952,575	2,959,957
Dollar Tree, Inc. Tranche B, term loan 4.25% 3/9/22 (e)	4,000,000	4,005,000
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	1,491,159	1,485,567
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	2,546,994	2,365,648
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	1,631,800	1,611,403
6% 5/22/18 (e)	4,887,752	4,881,643
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	2,281,527	2,278,561
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (e)	5,000,000	5,043,750
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	2,648,842	2,612,553
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	3,581,346	3,062,051
		33,758,908
Technology - 10.3%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	2,570,232	2,583,083
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.2862% 1/23/21 (e)	1,293,625	1,293,625
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	335,000	335,000
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	1,945,066	1,952,360
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	1,334,491	1,287,784
5% 9/10/20 (e)	8,897,849	8,708,770
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (e)	1,442,750	1,455,374
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	$ 1,866,363	$ 1,745,049
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (e)	2,471,288	2,403,327
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	9,637,857	9,710,141
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	1,520,607	1,518,706
First Data Corp.:
term loan 3.674% 3/24/17 (e)	8,046,855	8,046,855
Tranche B, term loan:
3.674% 3/24/18 (e)	4,000,000	3,972,500
3.674% 9/24/18 (e)	2,000,000	2,000,000
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	2,665,258	2,668,589
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (e)	1,460,000	1,408,900
Tranche B 1LN, term loan 5% 6/17/21 (e)	1,310,100	1,310,100
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	1,908,866	1,894,550
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	1,876,250	1,885,631
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	4,387,542	4,349,370
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	9,915,000	10,162,875
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	3,890,258	3,895,121
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (e)	3,691,960	3,696,575
Presidio, Inc. Tranche B, term loan 6.25% 2/2/22 (e)	1,000,000	995,000
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	2,716,917	2,659,319
Tranche 2LN, term loan 8% 4/9/22 (e)	1,750,000	1,697,500
Shaw Data Centre LP Tranche B, term loan 4.5% 3/26/22 (e)	1,580,000	1,581,975
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (e)	925,000	928,469
Tranche B 1LN, term loan 5.5% 11/12/21 (e)	832,913	839,159
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (e)	1,631,314	1,643,549
		88,629,256
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Telecommunications - 5.8%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	$ 7,304,319	$ 7,340,841
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	259,718	244,135
Tranche D-2, term loan 3.7754% 3/31/19 (e)	9,253,577	8,698,363
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,210,300	1,210,300
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	8,284,039	8,429,010
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (e)	1,465,000	1,450,350
Tranche B, term loan 5.25% 2/22/19 (e)	1,486,934	1,490,651
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	5,000,000	4,981,500
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	7,600,000	7,619,000
Tranche B 5LN, term loan 4.5% 1/31/22 (e)	3,000,000	3,015,000
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	471,213	470,034
Tranche B 1LN, term loan 4% 4/11/20 (e)	2,549,982	2,540,419
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (g)	1,000,000	1,008,750
Securus Technologies Holdings, Inc. Tranche 2LN, term loan 9% 4/30/21 (e)	230,000	226,550
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	1,642,902	1,638,795
		50,363,698
Textiles/Apparel - 0.2%
Party City Holdings, Inc. Tranche B LN, term loan 4.0032% 7/27/19 (e)	1,802,113	1,803,239
Transportation Ex Air/Rail - 1.4%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (e)	3,402,366	3,393,860
Coyote Logistics LLC Tranche B 1LN, term loan 6.25% 3/24/22 (e)	2,000,000	2,002,500
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	932,897	639,034
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Transportation Ex Air/Rail - continued
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	$ 3,277,524	$ 3,293,912
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	2,947,613	2,919,979
		12,249,285
Utilities - 7.9%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (e)	1,000,000	970,000
Tranche B 1LN, term loan 4.75% 6/20/21 (e)	1,488,750	1,485,028
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (e)(h)	273,927	273,927
6.375% 8/13/19 (e)	4,129,670	4,129,670
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (e)	2,909,014	2,923,559
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (e)	4,177,875	4,183,097
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	1,600,948	1,596,946
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	3,240,000	3,262,275
EquiPower Resources Holdings LLC Tranche B 1LN, term loan 4.25% 12/21/18 (e)	3,906,572	3,901,688
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	4,950,480	4,987,608
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	9,947,222	9,985,022
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (e)	2,080,000	2,098,200
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	3,482,500	3,360,613
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	5,089,052	4,910,935
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	2,928,014	2,935,334
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	2,490,000	2,505,563
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	679,863	664,566
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	1,235,663	1,167,701
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	668,325	671,667
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	3,994,369	3,999,362
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Utilities - continued
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	$ 2,740,659	$ 2,569,367
TXU Energy LLC Tranche B, term loan:
4.6618% 10/10/17 (c)(e)	1,331,000	796,936
4.6618% 10/10/14 (c)(e)	2,512,000	1,504,060
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	1,734,113	1,725,442
Veresen Midstream LP Tranche B, term loan 6% 2/27/22 (e)	1,740,000	1,744,350
		68,352,916
TOTAL BANK LOAN OBLIGATIONS (Cost $805,075,417)		789,865,382
Nonconvertible Bonds - 1.7%

Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,183,000	1,171,170
Cable/Satellite TV - 0.2%
Numericable Group SA 4.875% 5/15/19 (d)	1,455,000	1,447,725
Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2706% 12/15/19 (d)(e)	2,945,000	2,871,375
Energy - 0.6%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (d)(e)	3,555,000	2,701,800
Chesapeake Energy Corp. 3.5033% 4/15/19 (e)	1,180,000	1,135,750
Offshore Group Investment Ltd. 7.125% 4/1/23	1,790,000	1,015,825
		4,853,375
Publishing/Printing - 0.3%
Cenveo Corp. 6% 8/1/19 (d)	920,000	862,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	1,430,000	1,580,150
		2,442,650
Telecommunications - 0.2%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	689,000
Columbus International, Inc. 7.375% 3/30/21 (d)	1,310,000	1,377,138
		2,066,138
TOTAL NONCONVERTIBLE BONDS (Cost $16,220,229)		14,852,433
Common Stocks - 1.1%
	Shares	Value
Chemicals - 0.8%
LyondellBasell Industries NV Class A	77,200	$ 6,778,160
Publishing/Printing - 0.2%
Tribune Media Co. Class A	36,975	2,248,450
Telecommunications - 0.1%
FairPoint Communications, Inc. (a)	34,000	598,400
TOTAL COMMON STOCKS (Cost $5,206,565)		9,625,010
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $29,756)	29,756	29,756
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.14% (b) (Cost $48,994,200)	48,994,200	48,994,200
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $875,526,167)		863,366,781
NET OTHER ASSETS (LIABILITIES) - 0.1%		566,086
NET ASSETS - 100%		$ 863,932,867
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,949,538 or 1.2% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.
(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $273,927 and $203,751, respectively.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,055
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,248,450	$ 2,248,450	$ -	$ -
Materials	6,778,160	6,778,160	-	-
Telecommunication Services	598,400	598,400	-	-
Bank Loan Obligations	789,865,382	-	772,741,453	17,123,929
Corporate Bonds	14,852,433	-	14,852,433	-
Other	29,756	-	-	29,756
Money Market Funds	48,994,200	48,994,200	-	-
Total Investments in Securities:	$ 863,366,781	$ 58,619,210	$ 787,593,886	$ 17,153,685
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 29,212,177
Net Realized Gain (Loss) on Investment Securities	(56,381)
Net Unrealized Gain (Loss) on Investment Securities	(425,752)
Cost of Purchases	9,046,430
Proceeds of Sales	(9,660,291)
Amortization/Accretion	44,245
Transfers into Level 3	1,080,426
Transfers out of Level 3	(12,116,925)
Ending Balance	$ 17,123,929
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ (387,722)
Other Investments in Securities
Beginning Balance	$ 29,756
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,756
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.1%
Luxembourg	2.6%
Australia	2.5%
Netherlands	2.2%
Canada	1.5%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $826,531,967)	$ 814,372,581
Fidelity Central Funds (cost $48,994,200)	48,994,200
Total Investments (cost $875,526,167)		$ 863,366,781
Cash		25,572
Receivable for investments sold		11,945,619
Receivable for fund shares sold		18,180
Dividends receivable		248,826
Interest receivable		7,129,446
Distributions receivable from Fidelity Central Funds		5,898
Prepaid expenses		1,537
Other receivables		13,970
Total assets		882,755,829

Liabilities
Payable for investments purchased	$ 17,166,803
Payable for fund shares redeemed	1,135,266
Accrued management fee	403,668
Other affiliated payables	67,834
Other payables and accrued expenses	49,391
Total liabilities		18,822,962

Net Assets		$ 863,932,867
Net Assets consist of:
Paid in capital		$ 871,851,208
Undistributed net investment income		15,162,293
Accumulated undistributed net realized gain (loss) on investments		(10,921,248)
Net unrealized appreciation (depreciation) on investments		(12,159,386)
Net Assets		$ 863,932,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Series Floating Rate High Income: Net Asset Value, offering price and redemption price per share ($416,288,075 ÷ 42,444,466 shares)	$ 9.81

Class F: Net Asset Value, offering price and redemption price per share ($447,644,792 ÷ 45,641,317 shares)	$ 9.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 356,922
Interest		22,992,657
Income from Fidelity Central Funds		27,055
Total income		23,376,634

Expenses
Management fee	$ 2,414,662
Transfer agent fees	206,553
Accounting fees and expenses	186,752
Custodian fees and expenses	10,402
Independent trustees' compensation	1,793
Audit	41,960
Legal	1,640
Miscellaneous	4,139
Total expenses before reductions	2,867,901
Expense reductions	(1,606)	2,866,295
Net investment income (loss)		20,510,339
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,018,159)
Change in net unrealized appreciation (depreciation) on investment securities		(14,129,944)
Net gain (loss)		(15,148,103)
Net increase (decrease) in net assets resulting from operations		$ 5,362,236

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,510,339	$ 65,609,418
Net realized gain (loss)	(1,018,159)	17,953,303
Change in net unrealized appreciation (depreciation)	(14,129,944)	(11,479,987)
Net increase (decrease) in net assets resulting from operations	5,362,236	72,082,734
Distributions to shareholders from net investment income	(19,435,052)	(61,907,197)
Distributions to shareholders from net realized gain	(30,634,400)	(39,935,274)
Total distributions	(50,069,452)	(101,842,471)
Share transactions - net increase (decrease)	27,841,105	(603,382,169)
Total increase (decrease) in net assets	(16,866,111)	(633,141,906)

Net Assets
Beginning of period	880,798,978	1,513,940,884
End of period (including undistributed net investment income of $15,162,293 and undistributed net investment income of $14,087,006, respectively)	$ 863,932,867	$ 880,798,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Floating Rate High Income

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.58	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.234	.468	.538	.517
Net realized and unrealized gain (loss)	(.174)	.002	.083	.625
Total from investment operations	.060	.470	.621	1.142
Distributions from net investment income	(.221)	(.439)	(.460)	(.430)
Distributions from net realized gain	(.359)	(.281)	(.271)	(.022)
Total distributions	(.580)	(.720)	(.731)	(.452)
Net asset value, end of period	$ 9.81	$ 10.33	$ 10.58	$ 10.69
Total ReturnB, C	.65%	4.58%	6.04%	11.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.72%A	.72%	.72%	.75%A
Expenses net of fee waivers, if any	.72%A	.72%	.72%	.75%A
Expenses net of all reductions	.72%A	.72%	.72%	.75%A
Net investment income (loss)	4.72%A	4.46%	5.07%	5.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,288	$ 430,191	$ 781,842	$ 833,111
Portfolio turnover rateF	32% A	61%	87%	39% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to September 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.58	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.239	.479	.549	.530
Net realized and unrealized gain (loss)	(.174)	.003	.084	.623
Total from investment operations	.065	.482	.633	1.153
Distributions from net investment income	(.226)	(.451)	(.472)	(.441)
Distributions from net realized gain	(.359)	(.281)	(.271)	(.022)
Total distributions	(.585)	(.732)	(.743)	(.463)
Net asset value, end of period	$ 9.81	$ 10.33	$ 10.58	$ 10.69
Total ReturnB, C	.70%	4.69%	6.16%	11.77%
Ratios to Average Net Assets E, H
Expenses before reductions	.62%A	.61%	.61%	.63%A
Expenses net of fee waivers, if any	.62%A	.61%	.61%	.63%A
Expenses net of all reductions	.62%A	.61%	.61%	.63%A
Net investment income (loss)	4.82%A	4.56%	5.18%	5.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 447,645	$ 450,608	$ 732,099	$ 573,596
Portfolio turnover rateF	32% A	61%	87%	39% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to September 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Floating Rate High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,351,449
Gross unrealized depreciation	(22,864,644)
Net unrealized appreciation (depreciation) on securities	$ (10,513,195)

Tax cost	$ 873,879,976

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, (including principal repayments of bank loan obligations), other than short-term securities, aggregated $130,357,740 and $140,895,174, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Floating Rate High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Floating Rate High Income	$ 206,553.10

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,095 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $60 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,517.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Series Floating Rate High Income expenses during the period in the amount of $29.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Series Floating Rate High Income	$ 9,314,676	$ 31,094,824
Class F	10,120,376	30,812,373
Total	$ 19,435,052	$ 61,907,197
From net realized gain
Series Floating Rate High Income	$ 14,830,619	$ 20,558,605
Class F	15,803,781	19,376,669
Total	$ 30,634,400	$ 39,935,274

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Series Floating Rate High Income
Shares sold	1,124,899	6,719,154	$ 11,149,355	$ 70,209,739
Reinvestment of distributions	2,445,663	4,950,418	24,145,288	51,624,537
Shares redeemed	(2,771,455)	(43,946,501)	(27,522,660)	(458,395,945)
Net increase (decrease)	799,107	(32,276,929)	$ 7,771,983	$ (336,561,669)
Class F
Shares sold	2,315,481	10,719,393	$ 23,011,209	$ 111,956,971
Reinvestment of distributions	2,625,962	4,810,290	25,924,138	50,164,912
Shares redeemed	(2,921,966)	(41,126,912)	(28,866,225)	(428,942,383)
Net increase (decrease)	2,019,477	(25,597,229)	$ 20,069,122	$ (266,820,500)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SFR-SANN-0515
1.924293.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2015